COLUMBIA ETF TRUST II

225 Franklin Street

Boston, MA 02110

August 1, 2018

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia ETF Trust II (the Registrant)

Columbia Beyond BRICs ETF

Columbia EM Core ex-China ETF

Columbia EM Quality Dividend ETF

Columbia Emerging Markets Consumer ETF

Columbia India Consumer ETF

Columbia India Infrastructure ETF

Columbia India Small Cap ETF

Post-Effective Amendment No. 107
File No. 333-155709/811-22255

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 107 (Amendment). This Amendment was filed electronically on July 26, 2018.

If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia ETF Trust II